Description of Business (Details) - store	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Description of Business
Initial contractual term		20 years
Extension term		10 years
Number of Horton stores	648	617
Shanghai
Description of Business
Number of stores	192	192
Beijing
Description of Business
Number of stores	78	78
Hangzhou
Description of Business
Number of stores	49	51
Shenzhen
Description of Business
Number of stores	28	28
Guangzhou
Description of Business
Number of stores	26	26
Chengdu
Description of Business
Number of stores	22	24
Nanjing
Description of Business
Number of stores	24	22
Chongqing, Wuhan, Xi'an, Xiamen, Dalian, etc.
Description of Business
Number of stores	132	126
Company owned and operated stores
Description of Business
Number of stores	551	547
Franchised stores
Description of Business
Number of stores	97	70